Commitments and Contingencies (Details Narrative)		1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 03, 2021 USD ($) ft²	Aug. 31, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Apr. 30, 2023 USD ($) $ / shares shares	Feb. 28, 2023 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Apr. 07, 2021 $ / shares
Loss Contingencies [Line Items]
Area of Land | ft²	5,778
Lessee, operating lease, term of contract	39 months
Operating leases, rent expense	$ 21,773
Payments for rent	14,743									$ 121,415	$ 89,935
Lease right of use asset	735,197					$ 354,601		$ 354,601		521,782
Operating lease liability								184,756	$ 246,538	246,538
Operating lease expense								$ 184,333	$ 122,889	$ 245,777
Total monthly lease payment	$ 21,773
Closing trading price, maximum | $ / shares												$ 3.76
Stock vested, value						23,920
Number of shares granted | shares										71,558
Number of shares granted, value						$ 38,269				$ 1,309,524	$ 949,642
Common Stock [Member]
Loss Contingencies [Line Items]
Closing trading price, maximum | $ / shares						$ 4.79		$ 4.79		$ 24.08
Number of shares granted | shares							185,113			367,453	230,724
Number of shares granted, value										$ 37	$ 23
Common Stock [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Closing trading price, maximum | $ / shares						$ 3.06		3.06
Common Stock [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Closing trading price, maximum | $ / shares						3.53		3.53
Common Stock [Member] | Related Party [Member]
Loss Contingencies [Line Items]
Closing trading price, maximum | $ / shares										$ 28.51
Common Stock [Member] | Related Party [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Closing trading price, maximum | $ / shares		$ 1.98	$ 1.98			1.75	$ 1.98	1.75
Common Stock [Member] | Related Party [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Closing trading price, maximum | $ / shares		$ 2.21	$ 2.21			$ 3.51	$ 2.21	$ 3.51
Common Stock [Member] | Non Independent Director [Member]
Loss Contingencies [Line Items]
Common stock vested, shares | shares				325,000	10,417			130,000
Common stock received, value					$ 40,000
Closing trading price, maximum | $ / shares				$ 2.56	$ 3.84
Stock vested, value				$ 832,000				$ 198,178
Common Stock [Member] | Board Of Directors [Member]
Loss Contingencies [Line Items]
Number of shares granted | shares		220,840	220,840
Common Stock [Member] | Board Of Directorsember [Member]
Loss Contingencies [Line Items]
Number of shares granted, value		$ 455,000	$ 455,000